RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of related party balances (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related party	$ 253,626	$ 0
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	633,627	464,000
Beijing Fu Sheng Xing Trading Co., LTD.
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related party	131,249
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related party	65,584
Wang Junying
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related party	48,489
Wang Mingsheng
RELATED PARTY TRANSACTIONS AND BALANCES
Due from Related party	8,304
Bluesky LLC
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	464,000	$ 464,000
Zhongrui Huatai (Beijing) Hospital Management Co. LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	89,847
Wang Xiaohua
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	45,183
Tianjin Kangye Tiancheng Trading Co. LTD
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	$ 34,597
Wanrui Wanjia (Beijing) Science and Trade Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	60.00%
Fushun Capital Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	40.00%
Jinshang International Financial Leasing Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	100.00%
Wang Mingsheng
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	40.00%
Wang Wenlong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest investment own percentage	60.00%